ASSET RETIREMENT OBLIGATIONS (Schedule of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ASSET RETIREMENT OBLIGATIONS [Abstract]
Balance, beginning of year	$ 88.3	$ 81.6
Obligations acquired (note 3)	399.1
New obligations	3.3	1.5
Obligations settled	(4.2)	(4.0)
Disposals	(1.6)
Revision in estimated cash flow	3.8	6.0
Accretion expense	12.3	4.4
Foreign exchange translation	20.3	(0.9)
Reclassified to liabilities associated with assets held for sale (note 5)	(10.8)	(0.3)
Total	510.5	88.3
Less current portion (included in accounts payable and accrued liabilities)	(9.9)
Balance, end of year	$ 500.6	$ 88.3